Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
MuniCash
(the “Fund”)
Supplement dated November 22, 2023 to the Capital Shares, Dollar Shares and Institutional Shares Summary Prospectuses and Prospectuses of the Fund, each dated February 28, 2023, as supplemented to date
On November 16, 2023, the Board of Trustees of BlackRock Liquidity Funds (the “Trust”) on behalf of the Fund approved a change in the Fund’s principal strategies such that the Fund will invest solely in securities that are considered weekly liquid assets under Rule 2a‑7 under the Investment Company Act of 1940, as amended. Following the effective date for the change in strategy and during the implementation period leading up to such effective date, the new maturity restrictions described herein may have an effect on the Fund’s yield and performance. Investors should note that the historical yield and performance information described in the prospectus are based on the investment strategies of the Fund prior to the implementation of the change in strategy related to maturity.
Accordingly, effective as of the opening of business on February 27, 2024, the Fund’s Summary Prospectuses and Prospectuses are amended as follows:
The section of each Summary Prospectus and Prospectus entitled “Key Facts About MuniCash—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About MuniCash—Principal Investment Strategies of the Fund,” is hereby amended to delete the first and second paragraphs thereof in their entirety and replace them with the following:
Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund intends to invest solely in securities that are considered weekly liquid assets under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (typically maturing in five business days or less). The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission.

MUNICASH
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
MuniCash
(the “Fund”)
Supplement dated November 22, 2023 to the Capital Shares, Dollar Shares and Institutional Shares Summary Prospectuses and Prospectuses of the Fund, each dated February 28, 2023, as supplemented to date
On November 16, 2023, the Board of Trustees of BlackRock Liquidity Funds (the “Trust”) on behalf of the Fund approved a change in the Fund’s principal strategies such that the Fund will invest solely in securities that are considered weekly liquid assets under Rule 2a‑7 under the Investment Company Act of 1940, as amended. Following the effective date for the change in strategy and during the implementation period leading up to such effective date, the new maturity restrictions described herein may have an effect on the Fund’s yield and performance. Investors should note that the historical yield and performance information described in the prospectus are based on the investment strategies of the Fund prior to the implementation of the change in strategy related to maturity.
Accordingly, effective as of the opening of business on February 27, 2024, the Fund’s Summary Prospectuses and Prospectuses are amended as follows:
The section of each Summary Prospectus and Prospectus entitled “Key Facts About MuniCash—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About MuniCash—Principal Investment Strategies of the Fund,” is hereby amended to delete the first and second paragraphs thereof in their entirety and replace them with the following:
Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest will also not be subject to the federal alternative minimum tax. The Fund intends to invest solely in securities that are considered weekly liquid assets under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (typically maturing in five business days or less). The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission.